Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated April 1, 2015 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2014

and as supplemented December 12, 2014

The following is inserted as a new paragraph following the third paragraph of the “Waddell & Reed Advisors Global Growth Fund — Performance” section on page 37:

In October 2014, the Fund modified its disclosure, reflecting the Fund’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Fund’s former international strategy and may have differed if the Fund’s current strategy that includes investing globally had been in place.

Waddell & Reed Advisors Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated April 1, 2015 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2014

and as supplemented December 12, 2014

The following is inserted as a new paragraph following the third paragraph of the “Waddell & Reed Advisors Global Growth Fund — Performance” section on page 37:

In October 2014, the Fund modified its disclosure, reflecting the Fund’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Fund’s former international strategy and may have differed if the Fund’s current strategy that includes investing globally had been in place.